Goodwill	12 Months Ended
Mar. 28, 2021
Subclassifications of assets, liabilities and equities [abstract]
Goodwill	Goodwill
In the year ended March 28, 2021, goodwill arising from business combination is $53.1m (March 29, 2020 - $53.1m). The Company completed its annual impairment tests and concluded that there was no impairment in the years ended March 28, 2021 and March 29, 2020.
Key Assumptions
The key assumptions used to calculate the VIU are those regarding discount rate, revenue and gross margin growth rates, sales channel mix, and growth in SG&A expenses. These assumptions are considered to be Level 3 in the fair value hierarchy. The goodwill impairment tests resulted in excess of recoverable value over carrying value of at least 79.5% for each CGU. Because the VIU amount exceeds the asset’s carrying amount, the asset is not impaired and the fair value less costs of disposition has not been calculated.
Cash flow projections were discounted using the Company’s weighted average cost of capital, determined to be 10.80% (March 29, 2020 - 8.50%) based on a risk-free rate, an equity risk premium adjusted for betas of comparable publicly traded companies, an unsystematic risk premium, country risk premium, country-specific risk premium, a cost of debt based on comparable corporate bond yields and the capital structure of the Company.